Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 7,250	$ 6,442
Costs
Purchased power (includes $2,513 related party costs; 2019 - $1,818) (Note 29)	3,854	3,111
Operation, maintenance and administration (Note 29)	1,034	991
Depreciation, amortization and asset removal costs (Note 5)	876	871
Total costs	5,764	4,973
Income before financing charges and income tax expense	1,486	1,469
Financing charges (Note 6)	469	460
Income before income tax expense	1,017	1,009
Income tax expense (recovery) (Note 7)	(783)	51
Net income	1,800	958
Other comprehensive income (loss) (Note 8)	(24)	1
Comprehensive income	1,776	959
Net income attributable to:
Noncontrolling interest (Note 28)	8	6
Preferred shareholder	0	2
Common shareholder	1,792	950
Net income (loss)	1,800	958
Comprehensive income attributable to:
Noncontrolling interest (Note 28)	8	6
Preferred shareholder	0	2
Common shareholder	$ 1,768	$ 951
Earnings per common share (Note 26)
Basic (in dollars per share)	$ 12,599	$ 6,679
Diluted (in dollars per share)	12,599	6,679
Dividends per common share declared (in dollars per share)	$ 7	$ 7
Related Party [Member]
Costs
Purchased power (includes $2,513 related party costs; 2019 - $1,818) (Note 29)	$ 2,513	$ 1,818
Distribution [Member]
Revenues
Revenues	5,507	4,788
Distribution [Member] | Related Party [Member]
Revenues
Revenues	283	282
Transmission [Member]
Revenues
Revenues	1,743	1,654
Transmission [Member] | Related Party [Member]
Revenues
Revenues	$ 1,721	$ 1,640